Responsibilities and Commitments	12 Months Ended
Dec. 31, 2017
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Responsibilities and Commitments
36.	Responsibilities and Commitments

36.1	Trade-ins

The Company has offered 11 aircraft trade-in options. Trade-in transactions are directly tied to contractual obligations with the customer and the purchase of new aircraft. Exercise of the trade-in option is tied to compliance by the customer with all the contractual clauses. These options establish that the price of the asset given in payment may be put towards the purchase price of a new and more up-to-date aircraft model produced by the Company. The Company continuously monitors all trade-in commitments in order to anticipate any adverse economic impact.

36.2	Leases

Operating leases refer to buildings, machinery, vehicles and computer equipment. At December 31, 2017 the amounts recognized totaled US$ 11.0, at December 31, 2016 US$ 15.6 and at December 31, 2015 US$ 17.3. These leases expire at various dates through 2040.

The following table shows the payment schedule for the Company’s operating leases at December 31, 2017:

Year
2018	6.7
2019	4.5
2020	3.5
2021	3.1
After 2021	20.0

Total	37.8

36.3	Financial Guarantees

The table below provides quantitative data on the financial guarantees provided by the Company to third parties. The maximum potential payments (off balance sheet exposure) represent the worst-case scenario and do not necessarily reflect the results expected by the Company. Estimated proceeds from performance guarantees and underlying assets represent the anticipated values of assets the Company could liquidate or receive from other parties to offset its payments under guarantees.

	12.31.2017	12.31.2016
Maximum financial guarantees	107.7	191.2
Maximum residual value guarantees	267.4	286.1
Mutually exclusive exposure (i)	(29.0)	(32.1)
Provisions and liabilities recorded	(126.0)	(144.9)

Off-balance sheet exposure	220.1	300.3

Estimated proceeds from financial guarantees and underlying assets	266.9	504.4

(i)	When an underlying asset is covered by mutually exclusive financial and residual value guarantees, the residual value guarantee may only be exercised if the financial guarantee has expired without having been exercised. On the other hand, if the financial guarantee is exercised, the residual value guarantee is automatically terminated.

This exposure is reduced by the fact that, to benefit from the guarantee, the counterparty must ensure that the aircraft complies with rigid conditions for its return.

36.4	Insurance cover

The Company contracts different types of insurance policies to protect assets in the event of any accident that might cause significant losses. Policies are also contracted for risks subject to compulsory insurance, either legally or contractually.

The Company and its subsidiaries have civil liability insurance for their operations in Brazil and abroad, with coverage and conditions that management considers appropriate to the risks involved.

To cover substantial damage to assets and loss of earnings of its operations in Brazil and abroad, the Company has insured an amount of US$ 7.9 billion.